Accrued Expenses	12 Months Ended
Dec. 31, 2015
Accrued expenses [Abstract]
Accrued expenses

NOTE 4 - ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31,
	2015	2014
Salaries and payroll taxes	$18,380	$35,239
Reimbursable expenses	5,000	5,426
Consulting fees	32,173	10,000
Audit fees	35,000	50,000
Insurance	-	136,349
Rent	3,077	628
State income taxes	4,150	843
Legal fees	81,281	-
Management incentives	372,000	-
Interest expense - convertible note	45,100	-
Other	45,277	16,060
Totals	$641,438	$254,545